Annual Total Returns- Federated Hermes Institutional Prime Obligations Fund (Service Shares) [BarChart] - Service Shares - Federated Hermes Institutional Prime Obligations Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.11%	0.78%	1.82%	2.09%	0.41%